Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues to third parties:
Total revenue	$ 427,383,003	$ 176,957,128	$ 62,377,390
Third Parties [Member]
Revenues to third parties:
Total revenue	256,292,806	49,685,866	872,666
Related Party [Member]
Revenues to third parties:
Total revenue	171,090,197	127,271,262	61,504,724
Sales of solar cells and silicon material [Member] | Third Parties [Member]
Revenues to third parties:
Total revenue	252,820,255	49,685,866	872,666
Sales of solar cells and silicon material [Member] | Related Party [Member]
Revenues to third parties:
Total revenue	162,249,461	123,797,048	61,504,724
Provision of facilitation services [Member] | Third Parties [Member]
Revenues to third parties:
Total revenue	3,472,551
Provision of facilitation services [Member] | Related Party [Member]
Revenues to third parties:
Total revenue	1,257,254	3,474,214
Sales of solar modules [Member] | Related Party [Member]
Revenues to third parties:
Total revenue	$ 7,583,482